Selected Statements of Operations Data (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial income:
Interest	$ 181	$ 525	$ 784
Foreign currency translation	867	309	191
Derivatives gains			849
Financial income, Total	1,048	834	1,824
Financial expenses:
Foreign currency translation, bank charges and other	1,059	1,990	1,021
Interest	3,225	1,688	270
Derivatives losses	755	166
Financial expenses, Total	(5,039)	(3,844)	(1,291)
Financial income (expense), net	$ (3,991)	$ (3,010)	$ 533